Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized contractual commitments [abstract]
Assets held under finance leases	€ 636	€ 574	€ 528
Non-current pledged, mortgaged or receivership assets	366	453	107
Collateralized current assets	2	21	19
Total	€ 1,004	€ 1,048	€ 654